SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS

Credit Facility from an Israeli Bank

In July 2023, the Company received a short-term credit facility from an Israeli bank in the amount of $9,750 thousand. The short-term credit facility bears a prime based variable interest rate.